WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
WARRANT LIABILITIES
Schedule of warrant liability

Summary of the Assessment of Series A Warrants

Assessments	Units	FMV
Initial - when issuing	108,889	$1,064,287
Subsequent share price change	571,668	399,759
Exercise of Series A Warrants	(41,556)	(89,396)
Loss on Series A Warrant valuations at December 31, 2024	—	50,282
Balance at December 31, 2024	639,001	$1,424,932

Summary of the Assessment of Series B Warrants

Assessments	Units	FMV
Initial - when issuing	108,889	$722,539
Subsequent share price change	233,414	$43,232
Exercise of Series B Warrants in full	(342,303)	$(765,771)
Balance at December 31, 2024	—	$—

Summary of the Measurement of Series A Warrants

	Units	FMV
Initial measurement- when issuing	108,889	$1,064,287
Subsequent share price change	571,668	399,759
Exercise of Series A Warrants - 2024	(41,556)	(89,396)
Loss on Series A Warrant remeasurement at December 31, 2024	—	50,282
Balance at December 31, 2024	639,001	$1,424,932
Exercise of Series A Warrants - 2025	(60,000)	(126,180)
Re-measurement adjustment	—	(770,352)
FMV of Series A Warrants at June 30, 2025	579,001	$528,400